Income Taxes - Components of net deferred taxes (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets:
Net operating loss carryforward	$ 9,027	$ 6,212
R&D Tax credit	837	836
Deferred R&D expenses	11,123	5,198
Accrued expenses	783	881
Share-based compensation	104	91
Other	337	281
Total net deferred tax asset	22,211	13,499
Valuation allowance	(22,211)	(13,499)
Net deferred tax asset
RENEO PHARMACEUTICALS INC [Member]
Deferred tax assets:
Net operating loss carryforward	23,490	16,381
Capitalized research and development expenses	15,274	7,465
Credit carryforwards	6,111	4,061
Intangible assets	2,902	3,202
Compensation accruals	1,885	989
Operating lease liabilities	245	316
Depreciation	89	78
Other	2	2
Total net deferred tax asset	49,998	32,494
Valuation allowance	(49,872)	(32,214)
Net deferred tax asset	126	280
ROU assets	(126)	(280)
Net deferred tax assets (liabilities)